Condensed Financial Information of Registrant - Narrative (Details) - Parent Company - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Dividends	$ 75,000,000	$ 0	$ 0	$ 380,400,000
FoA
Condensed Financial Statements, Captions [Line Items]
Percentage of restricted net assets to consolidated net assets			25.00%